Related party transactions - Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Datang Microelectronics Technology Co., Ltd.
Related party transactions
Amounts due from related parties	$ 3,379	$ 4,279	$ 6,354
Datang Semiconductor Co., Ltd.
Related party transactions
Amounts due from related parties	10	302
Leadcore
Related party transactions
Amounts due from related parties	936
Toppan SMIC Electronic (Shanghai) Co., Ltd ("Toppan")
Related party transactions
Amounts due from related parties	2,365	670	615
Amounts due to related parties	737	888	2,414
Brite
Related party transactions
Amounts due from related parties	10,775	12,951	6,507
Amounts due to related parties			279
JCET
Related party transactions
Amounts due from related parties	47	21
Amounts due to related parties	948	$ 3	736
SMEC
Related party transactions
Amounts due from related parties	104,506
NSI
Related party transactions
Amounts due from related parties	2,922
China Fortune-Tech Capital Co., Ltd ("China Fortune-Tech")
Related party transactions
Amounts due from related parties			$ 38
Sino IC Leasing Co., Ltd. ("Sino IC Leasing")
Related party transactions
Amounts due from related parties	$ 44,702